Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenues		$ 840,376	$ 5,601,079
Cost of revenues
Total cost of revenues		(784,819)	(2,891,355)
Gross Profit		55,557	2,709,724
Operating Expenses
General and administrative expenses		(4,381,459)	(2,715,279)
Selling and marketing expenses		(91,531)	(865,882)
Research and development expenses			(8,012)
Total Operating Expenses		(4,472,990)	(3,589,173)
Other Income (Expenses)
Interest income, net		140,788	180,051
Other income, net		14,459	54,986
Change in fair value of derivative liabilities and loss from issuance		(1,142,056)
Total Other (Expenses) Income, Net		(986,809)	235,037
Loss from Operations		(4,417,433)	(879,449)
Loss Before Income Taxes		(5,404,242)	(644,412)
Income tax expenses		(41,015)	(217,907)
Net Loss		(5,445,257)	(862,319)
Net loss (income) attributable to noncontrolling interests		147,914	(102,935)
Net Loss Attributable to Zhongchao Inc.’s Shareholders		(5,297,343)	(965,254)
Other Comprehensive Income
Foreign currency translation adjustment		313,307	437,366
Comprehensive Loss		(5,131,950)	(424,953)
Total comprehensive loss (income) attributable to noncontrolling interests		27,981	(166,975)
Total Comprehensive Loss Attributable to Zhongchao Inc.’s Shareholders		$ (5,103,969)	$ (591,928)
Weighted Average Number of Ordinary Share Outstanding
Weighted Average Number of Ordinary Share Outstanding Basic (in Shares)	[1]	109,941	17,062
Weighted Average Number of Ordinary Share Outstanding Diluted (in Shares)	[1]	109,941	17,062
Loss per Share
Loss per Share Basic (in Dollars per share)	[1]	$ (48.18)	$ (56.57)
Loss per Share Diluted (in Dollars per share)	[1]	$ (48.18)	$ (56.57)
Service
Revenues
Total revenues		$ 840,376	$ 4,910,889
Cost of revenues
Total cost of revenues		(784,819)	(2,309,170)
Product
Revenues
Total revenues			690,190
Cost of revenues
Total cost of revenues			$ (582,185)

[1]	Retroactively restated for the effect of the 1-for-8 share consolidation effected on March 2, 2026, the 1-for-31 share consolidation effected on June 8, 2026, the 1-for-3 share consolidation effected on June 29, 2026, and the 1-for-2 share consolidation and capital reduction effected on September 28, 2026.